Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Total credit facilities	$ 6,342	$ 6,176
Credit facilities utilized:
Short-term borrowings	(98)	(119)
Long-term debt (including current portion)	(33,405)	(29,703)
Letters of credit outstanding	(102)	(101)
Credit facilities unutilized	3,926	4,384
Current installments of long-term debt	$ 1,990	$ 2,296
Credit facility
Credit facilities utilized:
Long-term debt weighted average interest rate (percent)	4.60%	6.20%
Current installments of long-term debt	$ 1,860	$ 1,160
Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(2,216)	(1,572)
Long-term Credit Facility Borrowings | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(2,216)	(1,572)
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (98)	$ (119)
Short-term debt weighted average interest rate (percent)	6.10%	6.90%
Regulated Utilities
Line of Credit Facility [Line Items]
Total credit facilities	$ 4,396
Credit facilities utilized:
Letters of credit outstanding	(81)
Credit facilities unutilized	2,882
Regulated Utilities | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(1,335)
Regulated Utilities | Credit facility
Credit facilities utilized:
Short-term borrowings	(98)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	1,946
Credit facilities utilized:
Letters of credit outstanding	(21)
Credit facilities unutilized	1,044
Corporate and Other | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(881)
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	$ 0